Loans, Troubled Debt Restructuring (Details) (USD $)	1 Months Ended
	Aug. 30, 2013	Jan. 31, 2012	Dec. 31, 2011 Security Loan	Mar. 31, 2011	Dec. 31, 2013 Security Loan	Dec. 31, 2012 Loan Security
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts			23		8	7
Troubled Debt Restructurings, Pre-Modification			$ 27,003,321		$ 2,423,933	$ 1,247,169
Troubled Debt Restructurings, Post-Modification			20,335,408		2,297,487	1,244,198
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts			7		1	2
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment			7,973,756		81,277	213,291
Number of restructured loans failed to continue to perform as agreed			2		1	1
Amount of restructured loans charged off	81,277	10,000	51,998	999,133
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts			3		1	1
Troubled Debt Restructurings, Pre-Modification			3,240,469		83,748	107,749
Troubled Debt Restructurings, Post-Modification			1,541,882		81,277	107,749
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts			1		1	0
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment			1,175,922		81,277	0
Commercial Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts			3		2
Troubled Debt Restructurings, Pre-Modification			1,430,147		228,633
Troubled Debt Restructurings, Post-Modification			1,430,101		225,959
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts			3		0	0
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment			4,475,473		0	0
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts			9		1	1
Troubled Debt Restructurings, Pre-Modification			20,827,349		225,852	56,835
Troubled Debt Restructurings, Post-Modification			15,906,547		225,852	56,835
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts			3		0	1
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment			2,322,361		0	203,291
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts			8		4	5
Troubled Debt Restructurings, Pre-Modification			1,505,356		1,885,700	1,082,585
Troubled Debt Restructurings, Post-Modification			1,456,878		1,764,399	1,079,614
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts			0		0	1
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment			$ 0		$ 0	$ 10,000